Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due Within One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1]
Trade and other receivables [abstract]
Trade receivables (net of bad debt provision)	£ 6,572.2	£ 7,007.6
Work in progress	264.1	349.5
VAT and sales taxes recoverable	236.6	212.7
Prepayments	248.1	287.1
Accrued income	3,150.1	3,292.7
Fair value of derivatives	0.2	1.4
Other debtors	501.0	671.3
Trade and other receivables	£ 10,972.3	£ 11,822.3	[1]	£ 13,101.5

[1]	Figures have been restated as described in the accounting policies.